AB Discovery Value Fund

Portfolio of Investments

February 28, 2021 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.9%
Financials – 22.6%
Banks – 12.0%
Comerica, Inc.	717,543	$48,864,678
First Citizens BancShares, Inc./NC - Class A	70,622	52,111,268
Sterling Bancorp/DE(a)	1,726,978	37,699,930
Synovus Financial Corp.	1,091,533	46,182,761
Texas Capital Bancshares, Inc.(b)	555,905	42,359,961
Umpqua Holdings Corp.	1,543,219	26,342,748
Webster Financial Corp.	782,959	43,305,462
Wintrust Financial Corp.	542,700	39,975,282
Zions Bancorp NA	603,358	32,080,545

		368,922,635

Capital Markets – 2.6%
Moelis & Co.(a)	738,677	38,145,280
Stifel Financial Corp.	682,970	41,715,808

		79,861,088

Consumer Finance – 0.7%
OneMain Holdings, Inc.	443,428	20,801,208

Diversified Financial Services – 1.0%
Voya Financial, Inc.(a)	505,722	30,484,922

Insurance – 4.7%
American Financial Group, Inc./OH	322,836	34,446,601
Everest Re Group Ltd.	151,710	36,684,995
Hanover Insurance Group, Inc. (The)	234,031	26,995,476
Reinsurance Group of America, Inc. - Class A	226,026	27,627,158
Selective Insurance Group, Inc.(a)	305,375	20,713,586

		146,467,816

Thrifts & Mortgage Finance – 1.6%
BankUnited, Inc.	1,032,805	41,508,433
Essent Group Ltd.(a)	217,305	8,959,485

		50,467,918

		697,005,587

Consumer Discretionary – 20.9%
Auto Components – 3.7%
Cooper Tire & Rubber Co.(a)	297,244	17,014,246
Dana, Inc.(a) (b)	1,362,901	32,450,673
Goodyear Tire & Rubber Co. (The)(b)	1,860,907	31,281,847
Lear Corp.	208,363	34,607,011

		115,353,777

Diversified Consumer Services – 1.4%
Hillenbrand, Inc.(a)	682,304	31,699,844
Houghton Mifflin Harcourt Co.(a) (b)	1,728,465	10,543,636

		42,243,480

Hotels, Restaurants & Leisure – 2.0%
Hilton Grand Vacations, Inc.(b)	1,056,510	41,742,710
Papa John’s International, Inc.	217,919	19,654,115

		61,396,825

Company	Shares	U.S. $ Value

Household Durables – 3.3%
KB Home	887,450	$35,835,231
PulteGroup, Inc.	952,830	42,982,161
Taylor Morrison Home Corp. - Class A(b)	883,970	24,318,015

		103,135,407

Leisure Products – 1.1%
Brunswick Corp./DE	369,155	32,622,227

Specialty Retail – 3.4%
Foot Locker, Inc.(a)	817,834	39,329,637
Gap, Inc. (The)(b)	1,189,070	29,667,296
Sally Beauty Holdings, Inc.(a) (b)	568,712	9,156,263
Williams-Sonoma, Inc.(a)	197,737	25,960,891

		104,114,087

Textiles, Apparel & Luxury Goods – 6.0%
Kontoor Brands, Inc.(a)	893,650	37,756,712
Ralph Lauren Corp.	337,850	39,555,478
Skechers U.S.A., Inc. - Class A(b)	627,831	22,978,615
Steven Madden Ltd.(a)	912,590	33,756,704
Tapestry, Inc.	1,194,390	50,331,595

		184,379,104

		643,244,907

Industrials – 20.7%
Aerospace & Defense – 0.9%
AAR Corp.	697,964	27,765,008

Air Freight & Logistics – 1.2%
XPO Logistics, Inc.(a) (b)	329,110	38,374,226

Airlines – 2.3%
Alaska Air Group, Inc.(b)	477,080	31,019,741
SkyWest, Inc.	696,210	39,245,358

		70,265,099

Building Products – 1.0%
Masonite International Corp.(b)	283,768	31,135,025

Commercial Services & Supplies – 1.3%
Herman Miller, Inc.	1,017,370	39,021,226

Construction & Engineering – 1.4%
AECOM(b)	765,840	44,334,478

Electrical Equipment – 1.5%
Regal Beloit Corp.(a)	333,613	45,594,889

Machinery – 4.7%
Crane Co.	370,646	31,082,373
Kennametal, Inc.(a)	975,218	36,434,144
Oshkosh Corp.	476,510	50,510,060
Welbilt, Inc.(b)	1,609,072	25,712,971

		143,739,548

Company	Shares	U.S. $ Value

Professional Services – 2.3%
Korn Ferry	408,142	$25,121,140
Robert Half International, Inc.(a)	600,915	46,745,178

		71,866,318

Road & Rail – 1.3%
Knight-Swift Transportation Holdings, Inc.	902,113	38,971,282

Trading Companies & Distributors – 2.8%
GATX Corp.(a)	332,640	31,743,835
MRC Global, Inc.(b)	2,797,056	24,446,270
United Rentals, Inc.(b)	96,800	28,786,384

		84,976,489

		636,043,588

Materials – 8.8%
Chemicals – 3.7%
GCP Applied Technologies, Inc.(b)	663,815	16,455,974
Innospec, Inc.	191,900	19,276,355
Orion Engineered Carbons SA	1,285,686	22,756,642
Trinseo SA(a)	574,318	37,164,118
Westlake Chemical Corp.	206,663	17,688,286

		113,341,375

Containers & Packaging – 1.9%
Graphic Packaging Holding Co.	1,839,681	29,195,737
Sealed Air Corp.(a)	665,829	27,898,235

		57,093,972

Metals & Mining – 3.2%
Carpenter Technology Corp.(a)	862,780	35,080,635
Commercial Metals Co.(a)	860,531	21,642,355
Reliance Steel & Aluminum Co.	324,377	42,882,639

		99,605,629

		270,040,976

Information Technology – 8.2%
Communications Equipment – 0.5%
NetScout Systems, Inc.(a) (b)	527,149	14,876,145

Electronic Equipment, Instruments & Components – 2.6%
Avnet, Inc.	669,860	25,501,570
Belden, Inc.	598,152	26,444,300
Vishay Intertechnology, Inc.(a)	1,201,686	28,684,245

		80,630,115

IT Services – 1.4%
Amdocs Ltd.	291,520	22,100,132
Genpact Ltd.	526,439	21,289,193

		43,389,325

Company	Shares	U.S. $ Value

Semiconductors & Semiconductor Equipment – 1.6%
Kulicke & Soffa Industries, Inc.	571,552	$28,497,583
MaxLinear, Inc. - Class A(b)	549,154	21,839,854

		50,337,437

Software – 1.2%
CommVault Systems, Inc.(a) (b)	564,495	35,975,266

Technology Hardware, Storage & Peripherals – 0.9%
NCR Corp.(a) (b)	740,841	25,751,633

		250,959,921

Real Estate – 7.4%
Equity Real Estate Investment Trusts (REITs) – 7.4%
American Campus Communities, Inc.	611,488	25,046,548
Camden Property Trust(a)	315,484	32,857,659
Cousins Properties, Inc.	700,950	23,509,863
CubeSmart(a)	882,420	32,614,243
MGM Growth Properties LLC - Class A	986,535	32,575,386
Physicians Realty Trust(a)	1,707,341	29,024,797
RLJ Lodging Trust	1,548,817	24,316,427
STAG Industrial, Inc.(a)	876,914	27,666,637

		227,611,560

Energy – 3.5%
Energy Equipment & Services – 0.7%
Dril-Quip, Inc.(a) (b)	645,226	21,911,875

Oil, Gas & Consumable Fuels – 2.8%
Cimarex Energy Co.	601,628	34,888,408
HollyFrontier Corp.(a)	1,377,248	52,170,154

		87,058,562

		108,970,437

Consumer Staples – 2.8%
Food & Staples Retailing – 0.9%
US Foods Holding Corp.(b)	729,444	26,595,528

Food Products – 1.9%
Hain Celestial Group, Inc. (The)(a) (b)	861,630	36,343,553
Nomad Foods Ltd.(b)	979,214	23,129,035

		59,472,588

		86,068,116

Utilities – 1.7%
Electric Utilities – 1.0%
IDACORP, Inc.(a)	365,334	31,506,404

Gas Utilities – 0.7%
Southwest Gas Holdings, Inc.	343,791	21,435,369

		52,941,773

Company	Shares	U.S. $ Value

Health Care – 1.2%
Health Care Providers & Services – 1.2%
MEDNAX, Inc.(b)	1,488,600	$36,366,498

Communication Services – 1.1%
Media – 1.1%
Criteo SA (Sponsored ADR)(b)	1,016,427	34,954,925

Total Common Stocks (cost $2,229,116,892)		3,044,208,288

SHORT-TERM INVESTMENTS – 1.5%
Investment Companies – 1.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $45,583,433)	45,583,433	45,583,433

Total Investments Before Security Lending Collateral for Securities Loaned – 100.4% (cost $2,274,700,325)		3,089,791,721

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(c) (d) (e) (cost $4,226,054)	4,226,054	4,226,054

Total Investments – 100.5% (cost $2,278,926,379)(f)		3,094,017,775
Other assets less liabilities – (0.5)%		(15,764,119)

Net Assets – 100.0%		$3,078,253,656

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of February 28, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $835,804,014 and gross unrealized depreciation of investments was $(20,712,618), resulting in net unrealized appreciation of $815,091,396.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Discovery Value Fund

February 28, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$3,044,208,288	$—	$—	$3,044,208,288
Short-Term Investments	45,583,433	—	—	45,583,433
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,226,054	—	—	4,226,054

Total Investments in Securities	3,094,017,775	—	—	3,094,017,775
Other Financial Instruments(b)	—	—	—	—

Total	$3,094,017,775	$—	$—	$3,094,017,775

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2021 is as follows:

Fund	Market Value 11/30/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$18,392	$175,980	$148,789	$45,583	$1
Government Money Market Portfolio*	0	4,494	268	4,226	0	**
Total	$18,392	$180,474	$149,057	$49,809	$1

*	Investments of cash collateral for securities lending transactions
**	Amount less than $500.